MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.9%
Aerospace & Defense — 0.1%
TransDigm Group, Inc. (United States)*	1,354	$782,680
Air Freight & Logistics — 0.3%
FedEx Corp. (United States)	7,572	1,744,362
Automobiles — 4.8%
Tesla, Inc. (United States)*	23,279	26,648,868
Banks — 0.2%
SVB Financial Group (United States)*	1,314	909,722
Beverages — 0.2%
Monster Beverage Corp. (United States)*	13,832	1,158,845
Biotechnology — 2.0%
Amgen, Inc. (United States)	14,291	2,842,194
Biogen, Inc. (United States)*	3,916	923,158
Gilead Sciences, Inc. (United States)	31,545	2,174,397
Moderna, Inc. (United States)*	11,077	3,903,867
Vertex Pharmaceuticals, Inc. (United States)*	6,609	1,235,486
		11,079,102
Capital Markets — 1.8%
Charles Schwab Corp., (The) (United States)	44,065	3,410,190
CME Group, Inc. (United States)	8,670	1,911,909
Intercontinental Exchange, Inc. (United States)	14,279	1,866,551
S&P Global, Inc. (United States)(a)	6,263	2,854,237
		10,042,887
Chemicals — 0.7%
Ecolab, Inc. (United States)	7,362	1,630,462
Sherwin-Williams Co., (The) (United States)	6,824	2,260,382
		3,890,844
Commercial Services & Supplies — 0.5%
Cintas Corp. (United States)	2,634	1,112,048
Waste Management, Inc. (United States)	10,695	1,718,366
		2,830,414
Consumer Finance — 0.1%
Discover Financial Services (United States)	7,211	777,706
Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B (United States)*	56,832	15,724,846
Electric Utilities — 0.8%
NextEra Energy, Inc. (United States)	51,198	4,442,962
Entertainment — 3.3%
Activision Blizzard, Inc. (United States)	19,276	1,129,574
Electronic Arts, Inc. (United States)	6,626	823,082
Netflix, Inc. (United States)*	10,468	6,719,409
ROBLOX Corp., Class A (United States)*(a)	15,026	1,894,779
Roku, Inc. (United States)*	3,468	789,351
Walt Disney Co., (The) (United States)*	47,579	6,894,197
		18,250,392
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp. (United States)	12,358	3,243,728
Crown Castle International Corp. (United States)	11,440	2,078,076
Equinix, Inc. (United States)	2,387	1,938,721
		7,260,525
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. (United States)	11,096	5,984,960
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc. (United States)*	2,094	1,280,544
Becton Dickinson and Co. (United States)	7,479	1,773,570
DexCom, Inc. (United States)*	2,484	1,397,474
IDEXX Laboratories, Inc. (United States)*	2,232	1,357,212
Intuitive Surgical, Inc. (United States)*	9,060	2,938,520
ResMed, Inc. (United States)	3,886	990,347
		9,737,667
Health Care Providers & Services — 2.8%
CVS Health Corp. (United States)	32,461	2,890,977
HCA Healthcare, Inc. (United States)	8,276	1,866,983
UnitedHealth Group, Inc. (United States)	24,791	11,012,658
		15,770,618
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A (United States)*	3,916	1,106,583
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A (United States)*(a)	14,889	2,568,948
Booking Holdings, Inc. (United States)*	1,005	2,112,359
Chipotle Mexican Grill, Inc. (United States)*(a)	721	1,184,899
Marriott International, Inc., Class A (United States)*	7,860	1,159,822
Starbucks Corp. (United States)	29,879	3,275,933
		10,301,961
Industrial Conglomerates — 0.7%
3M Co. (United States)	14,616	2,485,305
Roper Technologies, Inc. (United States)	2,683	1,245,314
		3,730,619
Insurance — 0.2%
Aflac, Inc. (United States)	16,730	905,762
Interactive Media & Services — 13.4%
Alphabet, Inc., Class C (United States)*	17,318	49,339,675
Facebook, Inc., Class A (United States)*	73,731	23,922,760
Match Group, Inc. (United States)*(a)	6,857	891,341
Twitter, Inc. (United States)*	20,376	895,322
		75,049,098
Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc. (United States)*	12,904	45,255,231
eBay, Inc. (United States)	16,575	1,118,150
		46,373,381
IT Services — 6.1%
Cloudflare, Inc., Class A (United States)*	8,915	1,678,160
Cognizant Technology Solutions Corp., Class A (United States)	13,225	1,031,285
EPAM Systems, Inc. (United States)*	1,492	907,957
Mastercard, Inc., Class A (United States)	23,913	7,530,682
Okta, Inc. (United States)*	4,150	893,204
PayPal Holdings, Inc. (United States)*	30,409	5,622,320
Snowflake, Inc., Class A (United States)*	7,692	2,616,434
Square, Inc., Class A (United States)*(a)	11,967	2,493,085
Twilio, Inc., Class A (United States)*	4,799	1,373,234
Visa, Inc., Class A (United States)(a)	52,227	10,120,026
		34,266,387
Life Sciences Tools & Services — 0.3%
Illumina, Inc. (United States)*	3,907	1,427,344
Oil, Gas & Consumable Fuels — 0.1%
Kinder Morgan, Inc. (United States)	53,384	825,317
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co. (United States)	56,414	3,025,483
Zoetis, Inc. (United States)	12,024	2,669,809
		5,695,292
Professional Services — 0.1%
CoStar Group, Inc. (United States)*	10,304	801,239
Road & Rail — 1.0%
Uber Technologies, Inc. (United States)*	41,757	1,586,766
Union Pacific Corp. (United States)	16,236	3,825,851
		5,412,617
Semiconductors & Semiconductor Equipment — 7.1%
Broadcom, Inc. (United States)	10,500	5,813,640
Intel Corp. (United States)	101,161	4,977,121
Lam Research Corp. (United States)	3,677	2,499,809
NVIDIA Corp. (United States)	63,603	20,782,916
Texas Instruments, Inc. (United States)	23,147	4,452,788
Xilinx, Inc. (United States)	6,127	1,399,713
		39,925,987
Software — 19.0%
Adobe Systems, Inc. (United States)*	13,223	8,857,427
Autodesk, Inc. (United States)*	5,396	1,371,609
Cadence Design Systems, Inc. (United States)*	7,323	1,299,540
Crowdstrike Holdings, Inc., Class A (United States)*(a)	6,103	1,325,205
Datadog, Inc., Class A (United States)*(a)	7,851	1,399,755
DocuSign, Inc. (United States)*	5,199	1,280,826
Fortinet, Inc. (United States)*	4,172	1,385,563
Intuit, Inc. (United States)	6,955	4,536,746
Microsoft Corp. (United States)	195,691	64,693,488
Palo Alto Networks, Inc. (United States)*(a)	2,437	1,332,893
Salesforce.com, Inc. (United States)*	23,252	6,625,890
ServiceNow, Inc. (United States)*	5,182	3,356,381
Synopsys, Inc. (United States)*	4,053	1,382,073
Unity Software, Inc. (United States)*(a)	7,182	1,238,105
VMware, Inc., Class A (United States)	11,875	1,386,288
Workday, Inc., Class A (United States)*(a)	6,476	1,775,913
Zoom Video Communications, Inc., Class A (United States)*	8,090	1,710,307
Zscaler, Inc. (United States)*	3,625	1,257,766
		106,215,775
Specialty Retail — 1.9%
Home Depot, Inc., (The) (United States)	26,559	10,639,801
Technology Hardware, Storage & Peripherals — 12.3%
Apple, Inc. (United States)	416,667	68,875,055
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B (United States)	41,998	7,107,742
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. (United States)*	30,620	3,331,762
Total Common Stocks (Cost $$329,574,481)		559,029,122

Rights — 0.0%
Altaba, Inc. - Escrow Shares (United States)*	8,565	55,244
Total Rights (Cost $26,017)		55,244

Investments Purchased with Proceeds from Securities Lending Collateral — 4.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%	26,540,253	26,540,253
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $26,540,253)		26,540,253

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(b)	381,931	381,931
Total Short-Term Investments (Cost $381,931)		381,931

Total Investments (Cost $$356,522,682) — 104.7%		586,006,550
Liabilities in Excess of Other Assets — (4.7)%		(26,452,438)
NET ASSETS — 100.0%		$559,554,112
(Applicable to 12,925,000 shares outstanding)

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2021, the market value of securities on loan was $$25,487,807.
(b)	The rate shown is as of November 30, 2021.

MOTLEY FOOL 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2021
(UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$559,029,122	$559,029,122	$-	$-	$-
Rights	55,244	55,244	-	-	-
Investments Purchased with Proceeds From Securities Lending Collateral	26,540,253	-	-	-	26,540,253
Short-Term Investments	381,931	381,931	-	-	-
Total Investments*	$586,006,550	$559,466,297	$-	$-	$26,540,253

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.